Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000007288 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007288 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007288 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007288 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000007288 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007288 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007288 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007288 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007288 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007288 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007288 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007288 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007288 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007288 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007288 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007288 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007288 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.80%
C000007288 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007288 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000007288 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000007288 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007287 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007287 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007287 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007287 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000007287 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007287 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007287 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007287 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007287 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007287 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007287 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007287 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007287 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007287 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007287 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007287 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.80%
C000007287 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000007287 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000007287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007237 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007237 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007237 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007237 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000007237 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
C000007237 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007237 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007237 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007237 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007237 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007237 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.00%
C000007237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007237 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007237 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007237 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000007237 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007243 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007243 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007243 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007243 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007243 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007243 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007243 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007243 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007243 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007243 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007243 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000007243 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007243 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007243 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007243 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007243 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007243 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007243 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007243 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007243 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007243 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007244 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007244 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007244 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007244 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007244 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007244 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007244 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007244 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007244 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007244 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007244 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000007244 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007244 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007244 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007244 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007244 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007244 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007244 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007244 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007244 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007244 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007238 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007238 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007238 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007238 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000007238 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
C000007238 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007238 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007238 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007238 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007238 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007238 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007238 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007238 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007238 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.00%
C000007238 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007238 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007238 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007238 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007238 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000007238 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007245 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007245 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007245 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007245 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007245 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007245 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007245 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007245 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007245 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007245 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.60%
C000007245 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007245 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007245 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007245 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007245 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007245 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007245 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007245 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000007246 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007246 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007246 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007246 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007246 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007246 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007246 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007246 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007246 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007246 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.60%
C000007246 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007246 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007246 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007246 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007246 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007246 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007246 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007246 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000007256 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007256 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007256 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
C000007256 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007256 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000007256 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000007256 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000007256 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
C000007256 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
C000007255 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007255 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007255 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
C000007255 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007255 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000007255 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000007255 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000007255 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
C000007255 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
C000007240 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007240 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007240 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007240 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007240 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007240 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000007240 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000007240 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.60%
C000007240 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007240 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007292 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[1]
C000007292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
Percent of Total Long Exposure	4.80%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	7.40%	[1]
C000007292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(0.40%)	[3]
Percent of Net Long Exposure	3.20%	[1]
C000007292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[2]
Percent of Total Long Exposure	23.80%	[3]
Percent of Total Short Exposure	(13.50%)	[3]
Percent of Net Long Exposure	39.30%	[1]
C000007292 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.80%	[1]
C000007292 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.50%	[1]
C000007292 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.30%	[1]
C000007292 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[2]
Percent of Total Long Exposure	3.80%	[3]
Percent of Total Short Exposure	(3.20%)	[3]
Percent of Net Long Exposure	8.00%	[1]
C000007292 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(3.50%)	[3]
Percent of Net Long Exposure	5.10%	[1]
C000007292 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
Percent of Total Long Exposure	4.30%	[3]
Percent of Total Short Exposure	(3.90%)	[3]
Percent of Net Long Exposure	2.70%	[1]
C000007292 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Percent of Total Long Exposure	2.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	2.60%	[1]
C000007292 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
Percent of Total Long Exposure	3.80%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	7.40%	[1]
C000007292 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
Percent of Total Long Exposure	0.60%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	3.20%	[1]
C000007292 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
Percent of Total Long Exposure	3.70%	[3]
Percent of Total Short Exposure	(3.70%)	[3]
Percent of Net Long Exposure	0.70%	[1]
C000007292 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[2]
Percent of Total Long Exposure	18.20%	[3]
Percent of Total Short Exposure	(16.50%)	[3]
Percent of Net Long Exposure	37.00%	[1]
C000007292 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(22.50%)	[4]
C000007292 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(2.20%)	[3]
Percent of Net Long Exposure	7.30%	[1]
C000007292 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	17.50%	[1]
C000007292 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(1.80%)	[3]
Percent of Net Short Exposure	(1.90%)	[1]
C000007292 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(4.50%)	[3]
Percent of Net Long Exposure	4.60%	[1]
C000007292 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Percent of Total Long Exposure	7.20%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	9.40%	[1]
C000007292 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	2.00%	[1]
C000007292 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.90%	[2]
Percent of Total Long Exposure	35.80%	[3]
Percent of Total Short Exposure	(20.20%)	[3]
Percent of Net Long Exposure	81.50%	[1]
C000007292 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.20%	[5]
C000007291 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[6]
C000007291 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
Percent of Total Long Exposure	4.80%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	7.40%	[6]
C000007291 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(0.40%)	[8]
Percent of Net Long Exposure	3.20%	[6]
C000007291 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[7]
Percent of Total Long Exposure	23.80%	[8]
Percent of Total Short Exposure	(13.50%)	[8]
Percent of Net Long Exposure	39.30%	[6]
C000007291 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.80%	[6]
C000007291 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.50%	[6]
C000007291 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.30%	[6]
C000007291 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[7]
Percent of Total Long Exposure	3.80%	[8]
Percent of Total Short Exposure	(3.20%)	[8]
Percent of Net Long Exposure	8.00%	[6]
C000007291 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(3.50%)	[8]
Percent of Net Long Exposure	5.10%	[6]
C000007291 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
Percent of Total Long Exposure	4.30%	[8]
Percent of Total Short Exposure	(3.90%)	[8]
Percent of Net Long Exposure	2.70%	[6]
C000007291 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
Percent of Total Long Exposure	2.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	2.60%	[6]
C000007291 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
Percent of Total Long Exposure	3.80%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	7.40%	[6]
C000007291 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
Percent of Total Long Exposure	0.60%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	3.20%	[6]
C000007291 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
Percent of Total Long Exposure	3.70%	[8]
Percent of Total Short Exposure	(3.70%)	[8]
Percent of Net Long Exposure	0.70%	[6]
C000007291 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[7]
Percent of Total Long Exposure	18.20%	[8]
Percent of Total Short Exposure	(16.50%)	[8]
Percent of Net Long Exposure	37.00%	[6]
C000007291 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(22.50%)	[9]
C000007291 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(2.20%)	[8]
Percent of Net Long Exposure	7.30%	[6]
C000007291 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	17.50%	[6]
C000007291 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(1.80%)	[8]
Percent of Net Short Exposure	(1.90%)	[6]
C000007291 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(4.50%)	[8]
Percent of Net Long Exposure	4.60%	[6]
C000007291 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
Percent of Total Long Exposure	7.20%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	9.40%	[6]
C000007291 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	2.00%	[6]
C000007291 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.90%	[7]
Percent of Total Long Exposure	35.80%	[8]
Percent of Total Short Exposure	(20.20%)	[8]
Percent of Net Long Exposure	81.50%	[6]
C000007291 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.20%	[10]
C000007285 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000007285 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007285 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007285 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007285 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007285 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007285 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007285 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007285 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007285 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007285 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007285 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000007285 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.90%
C000007285 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007285 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007285 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007285 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007285 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007285 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000007285 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007285 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007285 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000007286 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000007286 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007286 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007286 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007286 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007286 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007286 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007286 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007286 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007286 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007286 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007286 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000007286 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.90%
C000007286 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007286 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007286 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007286 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007286 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007286 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000007286 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007286 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000007268 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007268 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007268 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007268 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000007268 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007268 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007268 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007268 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007268 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007268 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007268 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000007268 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007267 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007267 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007267 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007267 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000007267 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007267 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007267 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007267 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007267 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007267 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007267 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000007267 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007267 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007272 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007272 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007272 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007272 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007272 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007272 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007272 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000007272 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
C000007272 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007272 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007272 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000007271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007271 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007271 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007271 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007271 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007271 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007271 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007271 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000007271 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
C000007271 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007271 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007271 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000007262 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007262 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007262 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007262 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007262 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007262 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007262 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007262 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007262 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007262 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007262 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000007262 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007262 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007262 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007262 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000007262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007262 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007262 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007262 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007262 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007261 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007261 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007261 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007261 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007261 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007261 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007261 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007261 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007261 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007261 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007261 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000007261 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007261 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007261 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007261 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000007261 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007261 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007261 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007261 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007261 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007261 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007248 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007248 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007248 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007248 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007248 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007248 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007248 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000007248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000007248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007248 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007248 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000007247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007247 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007247 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007247 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007247 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007247 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007247 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007247 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000007247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000007247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007247 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000007242 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%
C000007242 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000007242 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000007242 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007242 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007242 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007242 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000007242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007242 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007242 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007241 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%
C000007241 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000007241 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000007241 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007241 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007241 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007241 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000007241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007241 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007241 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007239 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007239 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007239 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007239 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007239 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007239 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000007239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000007239 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.60%
C000007239 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007239 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007264 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007264 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007264 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007264 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007264 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007264 [Member] | PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007264 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007264 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007264 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007264 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007264 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007264 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.30%
C000007264 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007264 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007264 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007263 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007263 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007263 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007263 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007263 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007263 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007263 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007263 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007263 [Member] | PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007263 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007263 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007263 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007263 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007263 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007263 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007263 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.30%
C000007263 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007263 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007263 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007263 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007263 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007250 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007250 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007250 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007250 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007250 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007250 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007250 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000007250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007250 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007249 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007249 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007249 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007249 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007249 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007249 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007249 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007249 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007249 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007249 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000007249 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007249 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007249 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007249 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007249 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007249 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007281 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007281 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007281 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007281 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007281 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007281 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007281 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007281 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007281 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007281 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007281 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007281 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007281 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000007281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007281 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007281 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007281 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007282 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007282 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007282 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007282 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007282 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007282 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007282 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007282 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007282 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007282 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007282 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007282 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007282 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007282 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007282 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007282 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000007282 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007282 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007282 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007282 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007290 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007290 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007290 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007290 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007290 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007290 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007290 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007290 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000007290 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007290 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007290 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007290 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007290 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007290 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007289 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007289 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007289 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007289 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007289 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007289 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007289 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007289 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007289 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007289 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007289 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007289 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000007289 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007289 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007289 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007289 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007289 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007289 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[3]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[4]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[5]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[8]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[9]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[10]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.